Income Taxes (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Taxes [Abstract]
Current, Federal	$ 17,492	$ 22,362	$ 26,233
Current, State	464	1,056	94
Current, Foreign	32,198	16,265	9,626
Total Current	50,154	39,683	35,953
Deferred, Federal	(5,220)	(1,096)	5,507
Deferred, State	(155)	(43)	(5)
Deferred, Foreign	3,138	473	(3,898)
Total Deferred	(2,237)	(666)	1,604
Income taxes	$ 47,917	$ 39,017	$ 37,557